UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04764
BNY Mellon Opportunistic Municipal Securities Fund
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
4/30
Date of reporting period:
10/31/25
ITEM 1 - Reports to Stockholders
BNY Mellon Opportunistic Municipal Securities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class A – PTEBX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.79%*
*	Annualized.
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$429	240	24.35%
Portfolio Holdings (as of 10/31/25 )
Sector Allocation (Based on Net Assets)

Education
12.0%
Medical
10.0%
Airport
9.9%
Development
9.0%
General Obligation
6.5%
Power
6.1%
Transportation
5.0%
Housing
4.7%
Water & Sewer
4.5%
Nursing Homes
4.4%
School District
4.3%
Tobacco Settlement
2.1%
Utilities
1.3%
Net Other Assets and Liabilities
20.2%

State Allocation (Based on Net Assets)

Texas 10.1%
New York 9.1%
Illinois 7.0%
California 6.5%
Pennsylvania 5.8%
Florida 4.4%
Michigan 4.2%
Alabama 4.0%
Wisconsin 4.0%
Ohio 3.7%
Arizona 3.4%
Washington 2.6%
Georgia 2.5%
Massachusetts 2.4%
District of Columbia 2.3%
Colorado 2.3%
Louisiana 2.2%
Iowa 2.0%
Kentucky 1.9%
South Carolina 1.9%
North Carolina 1.8%
U.S. Related 1.6%
Oregon 1.6%
Nevada 1.6%
Tennessee 1.5%
New Jersey 1.4%
West Virginia 1.4%
Utah 1.3%
Arkansas 1.2%
Rhode Island 1.0%
Net Other Assets and Liabilities 3.3%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0022SA1025

BNY Mellon Opportunistic Municipal Securities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class C – DMBCX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.59%*
*	Annualized.
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$429	240	24.35%
Portfolio Holdings (as of 10/31/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0662SA1025

BNY Mellon Opportunistic Municipal Securities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class I – DMBVX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%*
*	Annualized.
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$429	240	24.35%
Portfolio Holdings (as of 10/31/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4042SA1025

BNY Mellon Opportunistic Municipal Securities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class Y – DMBYX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$26	0.50%*
*	Annualized.
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$429	240	24.35%
Portfolio Holdings (as of 10/31/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0308SA1025

BNY Mellon Opportunistic Municipal Securities Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Class Z – DMBZX
This semi-annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$39	0.75%*
*	Annualized.
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$429	240	24.35%
Portfolio Holdings (as of 10/31/25 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6121SA1025

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Opportunistic Municipal Securities Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

Class	Ticker
A	PTEBX
C	DMBCX
I	DMBVX
Y	DMBYX
Z	DMBZX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Opportunistic Municipal Securities Fund
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — .4%
Collateralized Municipal-Backed Securities — .4%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2	3.63	5/20/2033	825,574	831,507
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates) Ser. A	3.50	12/20/2035	932,151	907,202
Total Bonds and Notes (cost $1,942,857)				1,738,709

Long-Term Municipal Investments — 101.3%
Alabama — 4.0%
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	2,000,000	2,060,309
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	840,000	849,387
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. B	5.00	10/1/2035	1,000,000	1,042,180
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,850,000	2,007,533
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1(a)	4.00	6/1/2027	1,000,000	1,012,123
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	4,250,000	4,483,508
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	1,000,000	935,375
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A	4.20	5/1/2034	1,500,000	1,550,502
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. D	5.00	9/1/2035	1,000,000	1,108,741
University of Alabama at Birmingham, Revenue Bonds (Board of Trustees) Ser. B	4.00	10/1/2035	2,000,000	2,050,623
				17,100,281
Arizona — 3.2%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.25	11/1/2048	2,000,000	2,059,864
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.38	7/1/2050	2,500,000	2,476,751
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000	1,490,528
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2046	1,900,000	1,854,589
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,000,000	972,156
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	1,175,000	1,206,663
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)(b)	6.00	7/1/2038	2,750,000	2,831,633
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2046	1,000,000	959,818
				13,852,002
Arkansas — 1.2%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	4,800,000	4,902,678
California — 6.5%
California, GO, Refunding	5.25	9/1/2047	1,000,000	1,077,926
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	7/1/2034	2,500,000	2,669,021

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
California — 6.5% (continued)
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	400,000	378,365
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. C(a)	5.25	10/1/2035	1,000,000	1,139,568
California Housing Finance Agency, Revenue Bonds	3.50	11/20/2035	1,392,893	1,385,590
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.00	7/1/2035	4,245,000	4,459,229
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,675,000	3,715,872
California Municipal Finance Authority, Revenue Bonds, Refunding, Ser. A(b)	5.38	11/1/2045	775,000	792,045
California Municipal Finance Authority, Revenue Bonds, Refunding, Ser. A(b)	5.63	11/1/2054	500,000	510,374
California School Finance Authority, Revenue Bonds (Magnolia Public Schools – Obligated Group) Ser. A(b)	4.25	7/1/2035	1,400,000	1,416,063
California University, Revenue Bonds, Refunding, Ser. B2(a)	0.55	11/1/2026	1,000,000	975,075
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2045	2,000,000	2,134,513
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2034	2,175,000	2,519,937
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	1,750,000	1,606,176
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	1,000,000	1,077,472
Southern California Public Power Authority, Revenue Bonds (Southern Transmission System Renewal Project) (Insured; Build America Mutual) Ser. 1	5.25	7/1/2050	2,000,000	2,151,917
				28,009,143
Colorado — 2.3%
Canyons Metropolitan District No. 5, GO, Refunding (Insured; Build America Mutual) Ser. A	5.00	12/1/2040	600,000	646,263
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	2,000,000	1,833,642
Colorado Health Facilities Authority, Revenue Bonds, Refunding (School Health System) Ser. A	4.00	1/1/2036	2,000,000	2,041,295
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.50	11/15/2053	3,000,000	3,167,681
Park Creek Metropolitan District, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	12/1/2044	1,000,000	1,047,931
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2031	950,000	1,026,173
				9,762,985
Connecticut — .2%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,000,000	880,693
Delaware — .2%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement- Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,005,148
District of Columbia — 2.3%
District of Columbia, Revenue Bonds, Ser. A	5.50	7/1/2047	3,000,000	3,227,132
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	1,000,000	1,069,993
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,540,712
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	2,500,000	2,231,272
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	1,000,000	1,011,533
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.13	7/15/2047	1,000,000	963,231
				10,043,873
Florida — 4.4%
Broward County Airport System, Revenue Bonds	5.00	10/1/2037	1,560,000	1,591,874

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Florida — 4.4% (continued)
Florida Development Finance Corp., Revenue Bonds, Refunding (Brightline Florida Passenger Rail Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2053	2,410,000	2,405,723
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	5.50	6/15/2040	2,300,000	2,366,770
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,000,000	993,107
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	1,000,000	1,094,088
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	1,500,000	1,368,948
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000	2,518,873
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. A	5.00	10/1/2053	2,000,000	2,052,088
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	3,305,000	2,973,831
Village Community Development District No. 15, Special Assessment Bonds(b)	5.25	5/1/2054	1,500,000	1,505,909
				18,871,211
Georgia — 2.5%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2037	1,100,000	1,143,153
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2055	1,000,000	1,017,913
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.25	1/1/2054	1,995,000	2,097,312
Georgia Ports Authority, Revenue Bonds	4.00	7/1/2052	1,250,000	1,177,218
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(a)	5.00	6/1/2029	2,000,000	2,101,416
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	4.00	9/1/2026	1,250,000	1,260,875
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	1,000,000	1,086,662
Savannah Georgia Convention Center Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. C	5.00	6/1/2039	535,000	590,299
				10,474,848
Illinois — 7.0%
Chicago, GO (Housing and Economic Development Projects) Ser. F	6.00	1/1/2055	1,500,000	1,574,944
Chicago, GO, Ser. A	5.00	1/1/2045	1,500,000	1,454,258
Chicago, GO, Ser. A	6.00	1/1/2050	1,000,000	1,049,660
Chicago Board of Education, GO, Ser. A	6.00	12/1/2049	1,000,000	1,017,200
Chicago Board of Education, GO, Ser. A	6.25	12/1/2050	1,000,000	1,046,136
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2033	1,000,000	1,044,873
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	12/1/2030	1,500,000	1,569,709
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2032	1,200,000	1,272,926
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2035	2,000,000	2,125,495
Chicago O’Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	1,500,000	1,564,959
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2039	1,150,000	1,243,919
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2044	1,500,000	1,586,903
Chicago Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	1,750,000	1,919,858
Cook County, Revenue Bonds, Refunding	5.00	11/15/2045	1,000,000	1,055,102
Illinois, GO, Refunding, Ser. D	4.00	7/1/2037	1,750,000	1,749,688
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	2,000,000	2,097,444
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	3,760,000	3,451,051

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Illinois — 7.0% (continued)
Illinois Housing Development Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	1,040,000	1,023,670
Metropolitan Water Reclamation District of Greater Chicago, GO (Sustainable Bond) Ser. A	5.00	12/1/2044	1,000,000	1,072,091
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2040	1,175,000	1,151,707
				30,071,593
Indiana — .5%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2036	1,980,000	2,055,734
Iowa — 2.0%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(c)	5.00	12/1/2032	1,000,000	1,152,546
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. B	7.25	5/15/2038	2,000,000	2,283,782
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2030	1,500,000	1,589,045
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2049	2,000,000	1,700,129
PEFA, Inc., Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	2,000,000	2,027,821
				8,753,323
Kentucky — 1.9%
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	5.00	12/1/2033	3,000,000	3,131,537
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	4,500,000	4,964,458
				8,095,995
Louisiana — 2.2%
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2054	2,000,000	2,127,909
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners)	5.50	9/1/2059	2,500,000	2,550,331
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2050	1,335,000	1,436,367
New Orleans Aviation Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	1/1/2036	1,135,000	1,178,324
Parish of St. James, Revenue Bonds (Nustar Logistics LP Project) Ser. B(a),(b)	6.10	6/1/2030	1,135,000	1,248,744
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)(a)	2.20	7/1/2026	1,000,000	995,391
				9,537,066
Maine — .4%
Finance Authority of Maine, Revenue Bonds	5.50	7/1/2050	1,750,000	1,881,544
Maryland — .8%
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,490,000	2,459,771
Maryland Stadium Authority, Revenue Bonds	4.00	6/1/2049	1,150,000	1,070,540
				3,530,311
Massachusetts — 2.4%
Massachusetts Development Finance Agency, Revenue Bonds (Brown University) Ser. A	5.50	8/15/2050	1,500,000	1,563,131
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.50	7/1/2055	3,170,000	3,374,665
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2027	1,750,000	1,776,224
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.25	11/1/2051	1,000,000	1,057,296
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Boston Medical Center)	4.38	7/1/2052	1,000,000	912,332
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B	4.50	6/1/2056	1,500,000	1,470,284
				10,153,932

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Michigan — 4.2%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2042	1,500,000	1,606,020
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	2,885,000	3,005,825
Great Lakes Water Authority, Revenue Bonds, Ser. D	5.50	7/1/2050	1,500,000	1,635,041
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	1,000,000	1,022,414
Michigan Finance Authority, Revenue Bonds (Henry Ford Health System Obligated Group) Ser. A	4.00	11/15/2050	1,665,000	1,494,079
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	4.38	2/28/2054	1,000,000	960,692
Michigan State Housing Development Authority, Revenue Bonds, Ser. C	5.05	6/1/2051	1,500,000	1,522,489
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2033	3,900,000	4,048,778
Michigan Trunk Line, Revenue Bonds (State Trunk Line Fund Bond)	4.00	11/15/2046	1,050,000	996,620
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	1,800,000	1,686,178
				17,978,136
Minnesota — .7%
Minnesota Agricultural & Economic Development Board, Revenue Bonds (HealthPartners Obligated Group)	5.25	1/1/2054	2,000,000	2,083,117
Woodbury, Revenue Bonds, Refunding (Math & Science Academy)(b)	5.50	6/1/2063	1,000,000	929,651
				3,012,768
Missouri — .2%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Obligated Group) Ser. A	5.25	2/1/2054	1,000,000	993,473
Nevada — 1.6%
Clark County, GO, Ser. A	5.00	6/1/2043	5,000,000	5,127,777
Clark County School District, GO, Ser. A	5.00	6/15/2039	1,500,000	1,640,467
				6,768,244
New Hampshire — .8%
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(d)	0.00	12/15/2033	1,500,000	931,641
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.00	12/1/2040	515,000	521,769
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.13	12/1/2043	950,000	932,237
New Hampshire Business Finance Authority, Revenue Bonds (Winston-Salem Sustainable Energy Partners) Ser. A	5.50	6/1/2050	1,000,000	1,056,584
				3,442,231
New Jersey — 1.4%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.38	1/1/2035	1,595,000	1,657,679
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	1,500,000	1,587,810
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2042	1,500,000	1,631,446
New Jersey Turnpike Authority, Revenue Bonds, Ser. B	4.13	1/1/2054	700,000	670,871
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	470,000	471,325
				6,019,131
New York — 9.1%
Albany Capital Resource Corp., Revenue Bonds, Refunding (Albany Medical Center Hospital Project) Ser. A	5.50	5/1/2055	1,000,000	1,072,463
New York City, GO, Ser. F1	4.00	3/1/2047	200,000	185,531
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	1,000,000	1,076,393
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,000,000	1,169,447

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
New York — 9.1% (continued)
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	2,500,000	2,340,253
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,500,000	1,543,994
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2055	4,500,000	4,871,461
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2040	2,000,000	2,078,915
Tender Option Bond Trust Receipts, (Series 2023-XF1639) (New York State Urban Development Corp., Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.00%(b),(e),(f)	10.47	3/15/2053	10,000,000	10,394,271
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2059	5,000,000	5,302,694
Triborough Bridge & Tunnel Authority, Revenue Bonds, (MTA Bridges & Tunnels) Ser. A	5.25	5/15/2057	2,500,000	2,633,268
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	5,000,000	5,251,392
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(b)	5.00	7/1/2046	1,000,000	933,951
				38,854,033
North Carolina — 1.8%
Charlotte Airport, Revenue Bonds, Refunding (Charlotte Douglas International) Ser. B	5.00	7/1/2038	1,000,000	1,077,997
North Carolina Housing Finance Agency, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	3.55	7/1/2034	1,585,000	1,584,041
North Carolina Housing Finance Agency, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	3.65	7/1/2035	1,300,000	1,299,586
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,145,000	2,178,940
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2038	1,000,000	1,016,660
North Carolina Medical Care Commission, Revenue Bonds, Refunding	5.00	10/1/2034	670,000	713,959
				7,871,183
North Dakota — .3%
University of North Dakota, COP (Insured; Assured Guaranty Corp.) Ser. A	4.00	6/1/2046	1,470,000	1,423,200
Ohio — 3.7%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	7,335,000	6,361,083
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	1,000,000	999,108
Hamilton County, Revenue Bonds, Ser. A	5.00	12/1/2049	3,350,000	3,528,880
Hamilton County, Revenue Bonds, Refunding (Life Enriching Communities Project)	5.50	1/1/2055	750,000	758,915
University of Cincinnati, Revenue Bonds, Ser. A	5.25	6/1/2049	3,000,000	3,172,360
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2054	1,000,000	999,702
				15,820,048
Oklahoma — .2%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,000,000	1,002,170
Oregon — 1.6%
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2048	1,150,000	1,225,122
Port of Portland, Revenue Bonds, Refunding, Ser. 28	4.00	7/1/2047	2,250,000	2,049,750
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2053	3,250,000	3,438,626
				6,713,498

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Pennsylvania — 5.8%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)(b)	5.00	5/1/2033	2,750,000	2,832,457
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	2,500,000	2,243,185
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	1,750,000	1,612,202
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	3,500,000	3,535,779
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2029	1,400,000	1,461,992
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2043	1,500,000	1,621,976
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. B	5.25	12/1/2048	3,000,000	3,090,455
Philadelphia Authority for Industrial Development, Revenue Bonds, (Rebuild Project)	5.00	5/1/2039	2,650,000	2,978,826
Philadelphia Gas Works Co., Revenue Bonds, Refunding, Ser. A	5.00	8/1/2039	2,000,000	2,233,610
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2043	2,000,000	2,118,283
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,039,830
				24,768,595
Rhode Island — 1.0%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	1,250,000	1,269,600
Rhode Island Health and Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Corp.) (PRG - RI Properties LLC) Ser. A	5.00	7/1/2050	1,000,000	1,017,500
Rhode Island Health and Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Corp.) (PRG - RI Properties LLC) Ser. A	5.00	7/1/2065	1,750,000	1,760,355
				4,047,455
South Carolina — 1.9%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. D	4.00	1/1/2033	3,000,000	3,087,282
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Rolling Green Village Project)	4.00	12/1/2030	1,000,000	1,000,396
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	2,000,000	1,781,196
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.25	12/1/2054	2,000,000	2,104,378
				7,973,252
Tennessee — 1.5%
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Refunding (East Tennessee Children’s Hospital)	4.00	11/15/2048	1,010,000	897,745
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2048	1,750,000	1,823,747
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	2,000,000	2,042,768
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2052	1,500,000	1,573,822
				6,338,082
Texas — 10.1%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2059	500,000	450,112
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2054	1,000,000	915,251
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2042	2,000,000	2,144,164
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.25	2/15/2049	2,550,000	2,691,754

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Texas — 10.1% (continued)
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	1,925,000	1,762,007
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2040	2,500,000	2,718,612
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.50	2/15/2050	1,500,000	1,615,375
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	1,500,000	1,532,651
Georgetown Utility System, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.25	8/15/2052	3,000,000	3,131,931
Houston Airport System, Revenue Bonds (United Airlines) Ser. B	5.50	7/15/2037	2,000,000	2,186,569
Houston Airport System, Revenue Bonds (United Airlines) Ser. C	5.00	7/15/2028	1,000,000	1,029,155
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,225,000	1,110,525
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2034	3,500,000	3,503,356
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,000,000	902,539
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	3,875,000	3,888,880
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Brazos Presbyterian Homes, Inc. Project)	5.25	1/1/2036	1,000,000	1,092,754
North East Texas Regional Mobility Authority, Revenue Bonds, Refunding, Ser. A	5.25	1/1/2045	1,000,000	1,069,899
Plano Independent School District, GO	5.00	2/15/2043	1,000,000	1,056,344
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	1,500,000	1,668,294
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Cook Children’s Medical Center)	5.00	12/1/2043	1,000,000	1,074,200
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	2,000,000	2,269,540
Texas Municipal Power Agency, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.50	9/1/2050	1,700,000	1,826,332
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	4.13	8/15/2054	3,000,000	2,856,733
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	900,000	877,973
				43,374,950
U.S. Related — 1.6%
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	4,500,000	4,627,221
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,000,000	2,136,641
				6,763,862
Utah — 1.3%
Downtown Revitalization Public Infrastructure District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.50	6/1/2055	1,000,000	1,077,766
Mida Cormont Public Infrastructure District, GO, Ser. A1(b)	6.25	6/1/2055	1,000,000	1,053,397
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2034	2,000,000	2,055,924
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds, Refunding	5.50	6/1/2040	1,200,000	1,342,295
				5,529,382
Virginia — .7%
Virginia Housing Development Authority, Revenue Bonds, Ser. G(a)	3.13	4/1/2027	2,000,000	1,999,559
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.13	7/1/2058	1,250,000	1,182,093
				3,181,652
Washington — 2.4%
Kitsap County School District No. 100, GO (Insured; School Board Guaranty) Ser. C	5.25	12/1/2047	1,000,000	1,074,301
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	2,500,000	2,719,589
Port of Seattle, Revenue Bonds, Refunding, Ser. B	4.00	8/1/2047	1,500,000	1,361,168
Washington, GO, Ser. B	5.00	2/1/2043	2,710,000	2,904,258

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.3% (continued)
Washington — 2.4% (continued)
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	2,000,000	1,651,399
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)(b)	6.38	7/1/2063	700,000	758,912
				10,469,627
West Virginia — 1.4%
West Virginia Economic Development Authority, Revenue Bonds (Commercial Metals Company Project)(a)	4.63	5/15/2032	2,135,000	2,170,807
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. A	5.50	6/1/2050	3,500,000	3,752,604
				5,923,411
Wisconsin — 4.0%
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,500,000	1,535,040
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	6/30/2060	1,500,000	1,654,680
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(d)	0.00	12/15/2042	5,500,000	1,670,635
Public Finance Authority, Revenue Bonds (KSU Bixby Real Estate Foundation LLC Project) Ser. B	5.50	6/15/2055	750,000	771,304
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	2,226,781	2,337,189
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2041	715,000	744,626
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,500,000	1,569,297
Public Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Duke Energy Progress) Ser. B(a)	4.00	10/1/2030	2,855,000	2,925,978
Sheboygan Area School District, GO	3.00	3/1/2043	1,000,000	864,584
West Allis West Milwaukee School District, GO, Ser. W	3.00	4/1/2038	1,000,000	936,716
Wisconsin Hospitals & Clinics, Revenue Bonds (Sustainable Bond) Ser. A	4.25	4/1/2052	1,000,000	933,484
Wisconsin Hospitals & Clinics, Revenue Bonds (Sustainable Bond) Ser. A	5.00	4/1/2049	1,000,000	1,034,312
				16,977,845
Total Long-Term Municipal Investments (cost $435,813,034)				434,228,588
Total Investments (cost $437,755,891)			101.7%	435,967,297
Liabilities, Less Cash and Receivables			(1.7%)	(7,371,652)
Net Assets			100.0%	428,595,645

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to $49,553,117 or 11.6% of net assets.

(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
(e)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(f)
These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security. See
Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	437,755,891	435,967,297
Cash		3,942,866
Interest receivable		6,208,916
Receivable for investment securities sold		2,412,417
Receivable for shares of Beneficial Interest subscribed		144,428
Prepaid expenses		49,705
		448,725,629
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		196,063
Payable for investment securities purchased		11,813,740
Payable for inverse floater notes issued—Note 4		7,500,000
Payable for shares of Beneficial Interest redeemed		505,942
Interest and expense payable related to inverse floater notes issued—Note 4		30,904
Trustees’ fees and expenses payable		2,955
Other accrued expenses		80,380
		20,129,984
Net Assets ($)		428,595,645
Composition of Net Assets ($):
Paid-in capital		444,928,181
Total distributable earnings (loss)		(16,332,536)
Net Assets ($)		428,595,645

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	122,253,862	2,686,350	191,200,559	38,065	112,416,809
Shares Outstanding	10,106,983	221,557	15,800,498	3,147	9,293,130
Net Asset Value Per Share ($)	12.10	12.12	12.10	12.10	12.10
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2025 (Unaudited)

Investment Income ($):
Interest Income	9,206,273
Expenses:
Management fee—Note 3(a)	754,554
Shareholder servicing costs—Note 3(c)	370,382
Interest and expense related to inverse floater notes issued—Note 4	116,433
Professional fees	80,907
Registration fees	48,005
Trustees’ fees and expenses—Note 3(d)	19,125
Shareholder and regulatory reports service fees—Note 3(c)	13,833
Distribution Plan fees—Note 3(b)	9,848
Prospectus and shareholders’ reports	9,073
Chief Compliance Officer fees—Note 3(c)	8,881
Loan commitment fees—Note 2	4,350
Custodian fees—Note 3(c)	3,400
Miscellaneous	20,484
Total Expenses	1,459,275
Less—reduction in fees due to earnings credits—Note 3(c)	(5,878)
Net Expenses	1,453,397
Net Investment Income	7,752,876
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,485,743)
Net change in unrealized appreciation (depreciation) on investments	14,737,649
Net Realized and Unrealized Gain (Loss) on Investments	11,251,906
Net Increase in Net Assets Resulting from Operations	19,004,782
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025

Operations ($):
Net investment income	7,752,876	15,510,225
Net realized gain (loss) on investments	(3,485,743)	(1,781,913)
Net change in unrealized appreciation (depreciation) on investments	14,737,649	(6,535,227)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,004,782	7,193,085
Distributions ($):
Distributions to shareholders:
Class A	(2,108,822)	(4,052,816)
Class C	(35,221)	(68,707)
Class I	(3,615,318)	(7,264,070)
Class Y	(704)	(1,336)
Class Z	(1,990,523)	(3,917,755)
Total Distributions	(7,750,588)	(15,304,684)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	9,560,969	8,149,936
Class C	205,594	232,509
Class I	27,992,213	73,314,090
Class Z	250,412	1,397,968
Distributions reinvested:
Class A	1,668,092	3,576,072
Class C	31,282	68,703
Class I	3,222,857	7,234,813
Class Z	1,482,865	3,252,743
Cost of shares redeemed:
Class A	(10,577,332)	(24,041,822)
Class C	(256,573)	(1,097,325)
Class I	(40,624,339)	(80,016,187)
Class Z	(6,378,254)	(10,979,766)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(13,422,214)	(18,908,266)
Total Increase (Decrease) in Net Assets	(2,168,020)	(27,019,865)
Net Assets ($):
Beginning of Period	430,763,665	457,783,530
End of Period	428,595,645	430,763,665

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30, 2025

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	817,467	670,831
Shares issued for distributions reinvested	142,059	294,921
Shares redeemed	(897,629)	(1,976,396)
Net Increase (Decrease) in Shares Outstanding	61,897	(1,010,644)
Class C(a)
Shares sold	17,146	19,385
Shares issued for distributions reinvested	2,657	5,653
Shares redeemed	(21,585)	(90,077)
Net Increase (Decrease) in Shares Outstanding	(1,782)	(65,039)
Class I
Shares sold	2,382,942	6,047,551
Shares issued for distributions reinvested	274,355	596,423
Shares redeemed	(3,450,002)	(6,642,740)
Net Increase (Decrease) in Shares Outstanding	(792,705)	1,234
Class Z(b)
Shares sold	21,284	114,997
Shares issued for distributions reinvested	126,293	268,265
Shares redeemed	(540,446)	(906,694)
Net Increase (Decrease) in Shares Outstanding	(392,869)	(523,432)

(a)	During the period ended April 30, 2025, 2,146 Class C shares representing $26,333 were automatically converted to 2,151 Class A shares.
(b)	During the period ended April 30, 2025, 6,582 Class Z shares representing $80,567 were exchanged for 6,582 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.78	12.00	11.99	12.17	13.55	12.62
Investment Operations:
Net investment income(a)	.21	.39	.36	.31	.29	.33
Net realized and unrealized gain (loss) on investments	.32	(.22 )	.01	(.16 )	(1.33)	.96
Total from Investment Operations	.53	.17	.37	.15	(1.04)	1.29
Distributions:
Dividends from net investment income	(.21 )	(.39 )	(.36 )	(.30 )	(.28 )	(.33 )
Dividends from net realized gain on investments	-	-	-	(.03 )	(.06 )	(.03 )
Total Distributions	(.21 )	(.39 )	(.36 )	(.33 )	(.34 )	(.36 )
Net asset value, end of period	12.10	11.78	12.00	11.99	12.17	13.55
Total Return (%)(b)	4.55 (c)	1.36	3.15	1.40	(7.92)	10.27
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79 (d)	.78	.76	.72	.72	.72
Ratio of net expenses to average net assets(e)	.79 (d)	.78	.75	.72	.72	.72
Ratio of interest and expense related to floating rate notes issued to average net assets	.05 (d)	.06	.04	-	-	-
Ratio of net investment income to average net assets(e)	3.48 (d)	3.25	3.01	2.56	2.14	2.47
Portfolio Turnover Rate	24.35 (c)	18.17	20.10	21.69	9.69	9.40
Net Assets, end of period ($ x 1,000)	122,254	118,359	132,644	154,320	160,455	185,393

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.81	12.03	12.02	12.19	13.58	12.65
Investment Operations:
Net investment income(a)	.16	.30	.27	.21	.18	.23
Net realized and unrealized gain (loss) on investments	.31	(.23 )	.01	(.14 )	(1.33)	.96
Total from Investment Operations	.47	.07	.28	.07	(1.15)	1.19
Distributions:
Dividends from net investment income	(.16 )	(.29 )	(.27 )	(.21 )	(.18 )	(.23 )
Dividends from net realized gain on investments	-	-	-	(.03 )	(.06 )	(.03 )
Total Distributions	(.16 )	(.29 )	(.27 )	(.24 )	(.24 )	(.26 )
Net asset value, end of period	12.12	11.81	12.03	12.02	12.19	13.58
Total Return (%)(b)	4.12 (c)	.56	2.33	.61	(8.62)	9.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.59 (d)	1.58	1.55	1.51	1.50	1.51
Ratio of net expenses to average net assets(e)	1.59 (d)	1.57	1.54	1.50	1.50	1.51
Ratio of interest and expense related to floating rate notes issued to average net assets	.05 (d)	.06	.04	-	-	-
Ratio of net investment income to average net assets(e)	2.68 (d)	2.43	2.22	1.78	1.36	1.68
Portfolio Turnover Rate	24.35 (c)	18.17	20.10	21.69	9.69	9.40
Net Assets, end of period ($ x 1,000)	2,686	2,638	3,468	4,608	4,688	5,930

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.79	12.00	12.00	12.17	13.55	12.62
Investment Operations:
Net investment income(a)	.22	.42	.39	.34	.31	.36
Net realized and unrealized gain (loss) on investments	.31	(.21 )	.00 (b)	(.15 )	(1.31)	.96
Total from Investment Operations	.53	.21	.39	.19	(1.00)	1.32
Distributions:
Dividends from net investment income	(.22 )	(.42 )	(.39 )	(.33 )	(.32 )	(.36 )
Dividends from net realized gain on investments	-	-	-	(.03 )	(.06 )	(.03 )
Total Distributions	(.22 )	(.42 )	(.39 )	(.36 )	(.38 )	(.39 )
Net asset value, end of period	12.10	11.79	12.00	12.00	12.17	13.55
Total Return (%)	4.59 (c)	1.70	3.31	1.64	(7.62)	10.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55 (d)	.54	.52	.49	.48	.49
Ratio of net expenses to average net assets(e)	.55 (d)	.53	.51	.48	.48	.49
Ratio of interest and expense related to floating rate notes issued to average net assets	.05 (d)	.06	.04	-	-	-
Ratio of net investment income to average net assets(e)	3.72 (d)	3.50	3.26	2.80	2.38	2.71
Portfolio Turnover Rate	24.35 (c)	18.17	20.10	21.69	9.69	9.40
Net Assets, end of period ($ x 1,000)	191,201	195,594	199,137	187,299	123,812	72,900

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.78	12.00	11.99	12.16	13.55	12.62
Investment Operations:
Net investment income(a)	.22	.43	.39	.34	.32	.36
Net realized and unrealized gain (loss) on investments	.33	(.23 )	.01	(.15 )	(1.33)	.96
Total from Investment Operations	.55	.20	.40	.19	(1.01)	1.32
Distributions:
Dividends from net investment income	(.23 )	(.42 )	(.39 )	(.33 )	(.32 )	(.36 )
Dividends from net realized gain on investments	-	-	-	(.03 )	(.06 )	(.03 )
Total Distributions	(.23 )	(.42 )	(.39 )	(.36 )	(.38 )	(.39 )
Net asset value, end of period	12.10	11.78	12.00	11.99	12.16	13.55
Total Return (%)	4.70 (b)	1.66	3.44	1.65	(7.69)	10.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51 (c)	.49	.48	.48	.46	.49
Ratio of net expenses to average net assets(d)	.50 (c)	.49	.47	.47	.46	.49
Ratio of interest and expense related to floating rate notes issued to average net assets	.05 (c)	.06	.04	-	-	-
Ratio of net investment income to average net assets(d)	3.77 (c)	3.54	3.30	2.81	2.40	2.72
Portfolio Turnover Rate	24.35 (b)	18.17	20.10	21.69	9.69	9.40
Net Assets, end of period ($ x 1,000)	38	37	38	38	38	43

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended October 31, 2025 (Unaudited)	Year Ended April 30,
Class Z Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	11.78	12.00	11.99	12.17	13.55	12.62
Investment Operations:
Net investment income(a)	.21	.40	.37	.31	.29	.34
Net realized and unrealized gain (loss) on investments	.32	(.23 )	.01	(.15 )	(1.32)	.96
Total from Investment Operations	.53	.17	.38	.16	(1.03)	1.30
Distributions:
Dividends from net investment income	(.21 )	(.39 )	(.37 )	(.31 )	(.29 )	(.34 )
Dividends from net realized gain on investments	-	-	-	(.03 )	(.06 )	(.03 )
Total Distributions	(.21 )	(.39 )	(.37 )	(.34 )	(.35 )	(.37 )
Net asset value, end of period	12.10	11.78	12.00	11.99	12.17	13.55
Total Return (%)	4.57 (b)	1.41	3.19	1.36	(7.80)	10.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75 (c)	.74	.72	.68	.67	.67
Ratio of net expenses to average net assets(d)	.75 (c)	.73	.70	.67	.67	.67
Ratio of interest and expense related to floating rate notes issued to average net assets	.05 (c)	.06	.04	-	-	-
Ratio of net investment income to average net assets(d)	3.52 (c)	3.29	3.06	2.60	2.19	2.52
Portfolio Turnover Rate	24.35 (b)	18.17	20.10	21.69	9.69	9.40
Net Assets, end of period ($ x 1,000)	112,417	114,136	122,497	132,969	143,446	169,455

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Opportunistic Municipal Securities Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of October 31, 2025, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Adviser based on values supplied by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Adviser. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	1,738,709	—	1,738,709
Municipal Securities	—	434,228,588	—	434,228,588
	—	435,967,297	—	435,967,297
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(7,500,000)	—	(7,500,000)
	—	(7,500,000)	—	(7,500,000)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended April 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $12,120,828 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2025. The fund has $2,030,897 of short-term capital losses and $10,089,931 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2025 was as follows: tax-exempt income $15,304,684. The tax character of current year distributions will be determined at the end of the current fiscal year.
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .168% of the value of the fund’s average daily net assets.
During the period ended October 31, 2025, the Distributor retained $158 from commissions earned on sales of the fund’s Class A shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2025, Class C shares were charged $9,848 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an annual rate of .20% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2025, Class A, Class C and Class Z shares were charged $151,499, $3,283 and $113,060, respectively, pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
fees are related to fund subscriptions and redemptions. During the period ended October 31, 2025, the fund was charged $25,734 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2,478.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2025, the fund was charged $3,400 pursuant to the custody agreement. These fees were offset by earnings credits of $3,400.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2025, the fund was charged $1,684 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended October 31, 2025, the fund was charged $8,881 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended October 31, 2025, the Custodian was compensated $13,833 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $127,641, Distribution Plan fees of $1,716, Shareholder Services Plan fees of $45,780, Custodian fees of $2,164, Chief Compliance Officer fees of $1,541, Transfer Agent fees of $8,546, Checkwriting fees of $342 and Shareholder and regulatory reports service fees of $8,333.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and secured borrowings of inverse floater securities, during the period ended October 31, 2025, amounted to $103,137,215 and $109,234,023, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended October 31, 2025, was approximately $7,500,000, with a related weighted average annualized interest rate of 3.08%.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
At October 31, 2025, accumulated net unrealized depreciation on investments was $1,788,594, consisting of $6,444,015 gross unrealized appreciation and $8,232,609 gross unrealized depreciation.
At October 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $28,006.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0022NCSRSA1025

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunistic Municipal Securities Fund

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 22, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 19, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)